Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Legal Proceedings. The health care and business process outsourcing industries are subject to numerous laws and regulations of federal, state, and local governments. Compliance with these laws and regulations can be subject to government review and interpretation, as well as regulatory actions unknown and unasserted at this time. Penalties associated with violations of these laws and regulations include significant fines and penalties, exclusion from participating in publicly funded programs, and the repayment of previously billed and collected revenues.
We are involved in legal actions in the ordinary course of business, some of which seek monetary damages, including claims for punitive damages, which are not covered by insurance. We have accrued liabilities for certain matters for which we deem the loss to be both probable and estimable. Although we believe that our estimates of such losses are reasonable, these estimates could change as a result of further developments of these matters. The outcome of legal actions is inherently uncertain and such pending matters for which accruals have not been established have not progressed sufficiently through discovery and/or development of important factual information and legal issues to enable us to estimate a range of possible loss, if any. While it is not possible to accurately predict or determine the eventual outcomes of these items, an adverse determination in one or more of these pending matters could have a material adverse effect on our consolidated financial position, results of operations, or cash flows.
State of Louisiana. On June 26, 2014, the state of Louisiana filed a Petition for Damages against Molina Medicaid Solutions, Molina Healthcare, Inc., Unisys Corporation, and Paramax Systems Corporation, a subsidiary of Unisys, in the Parish of Baton Rouge, 19th Judicial District, versus number 631612. The Petition alleges that between 1989 and 2012, the defendants utilized an incorrect reimbursement formula for the payment of pharmaceutical claims. We believe we have several meritorious defenses to the claims of the state, and any liability for the alleged claims is not currently probable and is not reasonably estimable.
United States of America, ex rel., Anita Silingo v. Mobile Medical Examination Services, Inc., et al. On or around October 14, 2014, Molina Healthcare of California, Molina Healthcare of California Partner Plan, Inc., Mobile Medical Examination Services, Inc. (MedXM), and other health plan defendants were served with a Complaint previously filed under seal in the Central District Court of California by Relator, Anita Silingo, Case No. SACV13-1348-FMO(SHx). The Complaint alleges that MedXM improperly modified medical records and otherwise took inappropriate steps to increase members’ risk adjustment scores, and that the defendants, including Molina Healthcare of California and Molina Healthcare of California Partner Plan, Inc., purportedly turned a “blind eye” to these unlawful practices. On October 22, 2015, the Relator filed a third amended complaint. On July 11, 2016, the District Court dismissed with prejudice the third amended complaint, without leave to amend, thereby concluding this litigation.
Rodriguez v. Providence Community Corrections.  On October 1, 2015, seven individuals, on behalf of themselves and all others similarly situated, filed a complaint in the District Court for the Middle District of Tennessee, Nashville Division, Case No. 3:15-cv-01048 (the "Rodriquez Litigation"), against Providence Community Corrections, Inc. (now known as Pathways Community Corrections, Inc., or "PCC"). Rutherford County, Tennessee formerly contracted with PCC for the administration of misdemeanor probation, which involved the collection of court costs and fees from probationers. The complaint alleges, among other things, that PCC illegally assessed fees and surcharges against probationers and made improper threats of arrest and probation revocation if the probationers did not pay such amounts. The plaintiffs in the Rodriguez Litigation seek alleged compensatory, treble, and punitive damages, plus attorneys’ fees, for alleged federal and state constitutional violations, as well as alleged violations of the Racketeer Influenced and Corrupt Organization Act. PCC’s agreement with Rutherford County terminated effective December 29, 2015. On November 1, 2015, one month after the Rodriguez Litigation had been commenced, we acquired PCC from The Providence Service Corporation ("Providence") pursuant to a membership interest purchase agreement. We have notified Providence that, for its failure to disclose the Rodriguez Litigation, we intend to seek indemnification from Providence under the membership interest purchase agreement for any liability arising from the Rodriguez Litigation.
Provider Claims. Many of our medical contracts are complex in nature and may be subject to differing interpretations regarding amounts due for the provision of various services. Such differing interpretations have led certain medical providers to pursue us for additional compensation. The claims made by providers in such circumstances often involve issues of contract compliance, interpretation, payment methodology, and intent. These claims often extend to services provided by the providers over a number of years.
Various providers have contacted us seeking additional compensation for claims that we believe to have been settled. These matters, when finally concluded and determined, will not, in our opinion, have a material adverse effect on our business, consolidated financial position, results of operations, or cash flows.
States' Budgets. From time to time, the states in which our health plans operate may experience financial difficulties, which could lead to delays in premium payments. It has been our practice in the past to continue to serve our members and pay health care providers for services rendered in circumstances where state (or Commonwealth) governments are temporarily unable to pay us, so long as we continue to believe that such state (or Commonwealth) governments will ultimately pay us.
Regulatory Capital and Dividend Restrictions. Our health plans, which are operated by our respective wholly owned subsidiaries in those states, are subject to state laws and regulations that, among other things, require the maintenance of minimum levels of statutory capital, as defined by each state. Regulators in some states may also attempt to enforce capital requirements upon us that require the retention of net worth in excess of amounts formally required by statute or regulation. Such statutes, regulations and informal capital requirements also restrict the timing, payment, and amount of dividends and other distributions that may be paid to us as the sole stockholder. To the extent our subsidiaries must comply with these regulations, they may not have the financial flexibility to transfer funds to us.
Based on current statutes and regulations, the net assets in these subsidiaries (after intercompany eliminations) which may not be transferable to us in the form of loans, advances, or cash dividends was approximately $1,299 million at June 30, 2016, and $1,229 million at December 31, 2015. Because of the statutory restrictions that inhibit the ability of our health plans to transfer net assets to us, the amount of retained earnings readily available to pay dividends to our stockholders is generally limited to cash, cash equivalents and investments held by the parent company – Molina Healthcare, Inc. Such cash, cash equivalents and investments amounted to $466 million and $612 million as of June 30, 2016 and December 31, 2015, respectively.
The National Association of Insurance Commissioners (NAIC) adopted rules effective December 31, 1998, which, if implemented by the states, set minimum capitalization requirements for insurance companies, HMOs, and other entities bearing risk for health care coverage. The requirements take the form of risk-based capital (RBC) rules which may vary from state to state.
As of June 30, 2016, our health plans had aggregate statutory capital and surplus of approximately $1,384 million compared with the required minimum aggregate statutory capital and surplus of approximately $854 million. All of our health plans were in compliance with the minimum capital requirements at June 30, 2016. We have the ability and commitment to provide additional capital to each of our health plans when necessary to ensure that statutory capital and surplus continue to meet regulatory requirements.

Commitments and Contingencies
Certain Leasing Transactions. As described in Note 12, "Debt," we entered into certain leasing transactions that have been classified as lease financing obligations. Such leases have initial terms that range from 16.5 years to 25 years. Additionally, the leases provide for renewal options ranging from 10 years to 25 years in aggregate.
Operating Leases. We lease administrative and clinic facilities and certain equipment under non-cancelable operating leases expiring at various dates through 2025. Facility lease terms generally range from five to 10 years with one to two renewal options for extended terms. In most cases, we are required to make additional payments under facility operating leases for taxes, insurance and other operating expenses incurred during the lease period. Certain of our leases contain rent escalation clauses or lease incentives, including rent abatements and tenant improvement allowances. Rent escalation clauses and lease incentives are taken into account in determining total rent expense to be recognized during the lease term.
Future minimum lease payments by year and in the aggregate under all operating leases and lease financing obligations consist of the following approximate amounts:

	Lease Financing Obligations	Operating Leases	Total
	(In millions)
2016	$15	$49	$64
2017	16	47	63
2018	16	41	57
2019	16	32	48
2020	17	24	41
Thereafter	323	39	362
	$403	$232	$635

Rental expense related to operating leases amounted to $44 million, $32 million, and $25 million for the years ended December 31, 2015, 2014, and 2013, respectively. The amounts reported in "Lease Financing Obligations" above represent our contractual lease commitments for the properties described in Note 12, "Debt" under the subheading "Lease Financing Obligations." Payments under these leases adjust the lease financing obligation, and the imputed interest is recorded to interest expense in our consolidated statements of income.
Employment Agreements. In 2002 we entered into employment agreements with our Chief Executive Officer and Chief Financial Officer, which were amended and restated in 2009. These employment agreements had initial terms of one to three years and are subject to automatic one-year extensions thereafter. Should the executives be terminated without cause or resign for good reason before a change of control, as defined, we will pay one year’s base salary and termination bonus, as defined, in addition to full vesting of equity compensation, and a cash payment for health and welfare benefits.
In 2013 we entered into employment agreements with our Chief Operating Officer, Chief Accounting Officer, and Chief Legal Officer. These agreements continue until terminated by us, or the executive resigns. If the executive’s employment is terminated by us without cause or the executive resigns for good reason, the executive will be entitled to receive one year’s base salary and termination bonus, as defined, full vesting of time-based equity compensation, and a cash payment for health and welfare benefits.
Payment of the severance benefits described above is contingent upon the executive’s signing a release agreement waiving claims against us. If the executives are terminated for cause, no further payments are due under the contracts.
Legal Proceedings. The health care and business process outsourcing industries are subject to numerous laws and regulations of federal, state, and local governments. Compliance with these laws and regulations can be subject to government review and interpretation, as well as regulatory actions unknown and unasserted at this time. Penalties associated with violations of these laws and regulations include significant fines and penalties, exclusion from participating in publicly funded programs, and the repayment of previously billed and collected revenues.
We are involved in legal actions in the ordinary course of business, some of which seek monetary damages, including claims for punitive damages, which are not covered by insurance. We have accrued liabilities for certain matters for which we deem the loss to be both probable and estimable. Although we believe that our estimates of such losses are reasonable, these estimates could change as a result of further developments of these matters. The outcome of legal actions is inherently uncertain and such pending matters for which accruals have not been established have not progressed sufficiently through discovery and/or development of important factual information and legal issues to enable us to estimate a range of possible loss, if any. While it is not possible to accurately predict or determine the eventual outcomes of these items, an adverse determination in one or more of these pending matters could have a material adverse effect on our consolidated financial position, results of operations, or cash flows.
State of Louisiana. On June 26, 2014, the state of Louisiana filed a Petition for Damages against Molina Medicaid Solutions, Molina Healthcare, Inc., Unisys Corporation, and Paramax Systems Corporation, a subsidiary of Unisys, in the Parish of Baton Rouge, 19th Judicial District, versus number 631612. The Petition alleges that between 1989 and 2012, the defendants utilized an incorrect reimbursement formula for the payment of pharmaceutical claims. We believe we have several meritorious defenses to the claims of the state, and any liability for the alleged claims is not currently probable or reasonably estimable.
United States of America, ex rel., Anita Silingo v. Mobile Medical Examination Services, Inc., et al. On or around October 14, 2014, Molina Healthcare of California, Molina Healthcare of California Partner Plan, Inc., Mobile Medical Examination Services, Inc. (MedXM), and other health plan defendants were served with a Complaint previously filed under seal in the Central District Court of California by Relator, Anita Silingo, Case No. SACV13-1348-FMO(SHx). The Complaint alleges that MedXM improperly modified medical records and otherwise took inappropriate steps to increase members’ risk adjustment scores, and that the defendants, including Molina Healthcare of California and Molina Healthcare of California Partner Plan, Inc., purportedly turned a “blind eye” to these unlawful practices. The Department of Justice has declined to intervene. The District Court dismissed this action as to Molina without leave to amend as to some allegations and with leave to amend as to other allegations. On October 22, 2015, the Relator filed a third amended complaint. We believe that we have several meritorious defenses to the claims of the Relator, and any liability for the alleged claims is not currently probable or reasonably estimable.
Hospital Management Contract. During the fourth quarter of 2015, we recorded a contract settlement charge of approximately $15 million as a result of our termination of a hospital management agreement.
Professional Liability Insurance. We carry medical professional liability insurance for health care services rendered in the primary care institutions that we manage. In addition, we also carry errors and omissions insurance for all Molina entities.
Provider Claims. Many of our medical contracts are complex in nature and may be subject to differing interpretations regarding amounts due for the provision of various services. Such differing interpretations have led certain medical providers to pursue us for additional compensation. The claims made by providers in such circumstances often involve issues of contract compliance, interpretation, payment methodology, and intent. These claims often extend to services provided by the providers over a number of years.
Various providers have contacted us seeking additional compensation for claims that we believe to have been settled. These matters, when finally concluded and determined, will not, in our opinion, have a material adverse effect on our business, consolidated financial position, results of operations, or cash flows.
States' Budgets. From time to time the states in which our health plans operate may delay premium payments. For example, the state of Illinois is currently operating without a budget for its fiscal year ending June 30, 2016. As of December 31, 2015, our Illinois health plan served approximately 98,000 members, and recognized premium revenue of approximately $397 million for the year ended December 31, 2015. As of February 23, 2016, Illinois is current with its premium payments.
In another example, the Commonwealth of Puerto Rico has reported that it may lack sufficient resources to fund all necessary governmental programs including health care-related programs, as well as meet its debt obligations for its fiscal year ending June 30, 2016. Our Puerto Rico health plan became operational on April 1, 2015. As of December 31, 2015, the plan served approximately 348,000 members and recognized premium revenue of approximately $192 million in the fourth quarter of 2015, or approximately $64 million per month. As of February 23, 2016, the Commonwealth continues to pay us weekly for current membership.
It is the practice of the Commonwealth to pay us for eligible members only after those members have been assigned to us, and our plan has sent electronic confirmation of the receipt of eligibility. Particularly in the early stages of our contract with Puerto Rico, the plan's confirmation of eligibility of certain members was not accepted by the Commonwealth as a result of various technical issues. The plan has continued to pay for medical services for all members in question, but the Commonwealth is withholding payment of approximately $12 million of premium revenue related to those members. We believe we have a valid claim to all of the premiums withheld and we are in discussions with the Commonwealth regarding this matter.
It has been our practice in the past, and will remain so in the future, to continue to serve our members and pay health care providers for services rendered in circumstances where state (or Commonwealth) governments are temporarily unable to pay us, so long as we continue to believe that such state (or Commonwealth) governments will ultimately pay us.
Regulatory Capital and Dividend Restrictions. Our health plans, which are operated by our respective wholly owned subsidiaries in those states, are subject to state laws and regulations that, among other things, require the maintenance of minimum levels of statutory capital, as defined by each state. Regulators in some states may also attempt to enforce capital requirements upon us that require the retention of net worth in excess of amounts formally required by statute or regulation. Such statutes, regulations and informal capital requirements also restrict the timing, payment, and amount of dividends and other distributions that may be paid to us as the sole stockholder. To the extent our subsidiaries must comply with these regulations, they may not have the financial flexibility to transfer funds to us. Based upon current statutes and regulations, the net assets in these subsidiaries (after intercompany eliminations) which may not be transferable to us in the form of loans, advances, or cash dividends was approximately $1,229 million at December 31, 2015, and $859 million at December 31, 2014. Because of the statutory restrictions that inhibit the ability of our health plans to transfer net assets to us, the amount of retained earnings readily available to pay dividends to our stockholders is generally limited to cash, cash equivalents and investments held by the parent company – Molina Healthcare, Inc. Such cash, cash equivalents and investments amounted to $612 million and $203 million as of December 31, 2015, and 2014, respectively.
The National Association of Insurance Commissioners (NAIC), adopted rules effective December 31, 1998, which, if implemented by the states, set minimum capitalization requirements for insurance companies, HMOs, and other entities bearing risk for health care coverage. The requirements take the form of risk-based capital (RBC) rules which may vary from state to state. All of the states in which our health plans operate, except California and Florida, have adopted these rules. California and Florida have not adopted NAIC risk-based capital requirements for HMOs, and have not formally given notice of their intention to do so. Such requirements, if adopted by California and Florida, may increase the minimum capital required for those states.
As of December 31, 2015, our health plans had aggregate statutory capital and surplus of approximately $1,350 million compared with the required minimum aggregate statutory capital and surplus of approximately $776 million. All of our health plans were in compliance with the minimum capital requirements at December 31, 2015. We have the ability and commitment to provide additional capital to each of our health plans when necessary to ensure that statutory capital and surplus continue to meet regulatory requirements.